Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Feb. 12, 2018
Cavalier Multi Strategist Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	4.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.48%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	3.86%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	1.62%	[1]
1 Year	rr_ExpenseExampleYear01	$ 165
3 Years	rr_ExpenseExampleYear03	1,292
5 Years	rr_ExpenseExampleYear05	2,409
10 Years	rr_ExpenseExampleYear10	5,155
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,292
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,409
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,155
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ncfunds.com/fundpages/860.htm
Annual Return 2013	rr_AnnualReturn2013	19.56%
Annual Return 2014	rr_AnnualReturn2014	4.53%
Annual Return 2015	rr_AnnualReturn2015	(3.73%)
Annual Return 2016	rr_AnnualReturn2016	5.08%
Annual Return 2017	rr_AnnualReturn2017	17.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
Past 1 Year	rr_AverageAnnualReturnYear01	17.18%
Past 5 Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	8.27%	[4]
Cavalier Multi Strategist Fund | Institutional Class Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.39%
Past 5 Years	rr_AverageAnnualReturnYear05	7.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%	[4]
Cavalier Multi Strategist Fund | Institutional Class Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.72%
Past 5 Years	rr_AverageAnnualReturnYear05	6.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%	[4]
Cavalier Multi Strategist Fund | Institutional Class Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.69%
Past 5 Years	rr_AverageAnnualReturnYear05	11.59%
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%	[4]
Cavalier Multi Strategist Fund | Institutional Class Shares | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.83%	[5]
Past 5 Years	rr_AverageAnnualReturnYear05	15.79%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	14.52%	[4],[5]
Cavalier Multi Strategist Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	4.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.48%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	3.86%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	2.62%	[1]
1 Year	rr_ExpenseExampleYear01	$ 365
3 Years	rr_ExpenseExampleYear03	1,572
5 Years	rr_ExpenseExampleYear05	2,841
10 Years	rr_ExpenseExampleYear10	5,853
1 Year	rr_ExpenseExampleNoRedemptionYear01	265
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,572
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,841
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,853
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ncfunds.com/fundpages/861.htm
Past 1 Year	rr_AverageAnnualReturnYear01	16.11%
Past 5 Years	rr_AverageAnnualReturnYear05	7.14%
Since Inception	rr_AverageAnnualReturnSinceInception	7.45%	[4]
Cavalier Multi Strategist Fund | Class C Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.69%
Past 5 Years	rr_AverageAnnualReturnYear05	11.59%
Since Inception	rr_AverageAnnualReturnSinceInception	11.71%	[4]
Cavalier Multi Strategist Fund | Class C Shares | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.83%	[5]
Past 5 Years	rr_AverageAnnualReturnYear05	15.79%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	14.52%	[4],[5]
Cavalier Multi Strategist Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	4.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.73%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	3.86%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	1.87%	[1]
1 Year	rr_ExpenseExampleYear01	$ 632
3 Years	rr_ExpenseExampleYear03	1,752
5 Years	rr_ExpenseExampleYear05	2,856
10 Years	rr_ExpenseExampleYear10	5,547
1 Year	rr_ExpenseExampleNoRedemptionYear01	631
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,752
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,856
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,547
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Class A Shares have not yet commenced operations, and therefore will not have performance data to present for one calendar year.
Past 1 Year	rr_AverageAnnualReturnYear01	none	[6]
Past 5 Years	rr_AverageAnnualReturnYear05	none	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[4],[6]
Cavalier Multi Strategist Fund | Class A Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.69%	[6]
Past 5 Years	rr_AverageAnnualReturnYear05	11.59%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[4],[6]
Cavalier Multi Strategist Fund | Class A Shares | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.83%	[5],[6]
Past 5 Years	rr_AverageAnnualReturnYear05	15.79%	[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[4],[5],[6]
Cavalier Multi Strategist Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAVALIER MULTI STRATEGIST FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cavalier Multi Strategist Fund (the "Fund") seeks total return through a combination of capital appreciation and current income, with a secondary goal of downside protection.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 190.49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.49%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  The Example includes the cost of the Fund's contractual expense limitation through September 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's portfolio managers seek to achieve the Fund's investment objective of total return with downside protection by managing the portfolio's assets in four separate sleeves, each managed by one or more portfolio managers. The Fund is considered "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

The first sleeve will follow an asset allocation strategy under which a portfolio manager will invest in U.S. large cap, mid cap, and small cap equity securities, as well as fixed income and alternative investments including Real Estate Investment Trusts ("REITs"), limited partnerships, commodities utilizing long/short, or global macro strategies. The asset allocation strategy deploys the Fund's assets among equity and fixed income securities based on the Advisor's internal technical and economic fundamental research.

The second sleeve will invest in exchange-traded funds ("ETFs") that are registered under the 1940 Act and are not affiliated with the Fund ("Portfolio Funds").

A portfolio manager will follow a sector rotation strategy , investing in Portfolio Funds that are invested in all sectors within the S&P 500 Index. The Portfolio Funds will then be overweight in sectors that are expected to outperform and underweight in sectors that are expected to underperform. A Portfolio Fund's investment portfolio is considered to be overweight when it holds proportionally more assets in a particular sector than the S&P 500 Index, and underweight when it holds proportionally fewer assets in a particular sector than the S&P 500 Index . A portfolio manager will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced according to its internal research.
The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria. The Portfolio Funds in which a portfolio manager invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, a portfolio manager is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The third sleeve will invest in mutual and/or exchange-traded funds that are registered under the 1940 Act and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research.
The Portfolio Funds in which the third sleeve invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, a portfolio manager is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The fourth sleeve will invest in mutual and /or exchange-traded funds that are registered under the 1940 Act and not affiliated with the Fund ("Portfolio Funds") or make direct investments in portfolio securities based upon internal research.
The investments of the fourth sleeve and its Portfolio Funds will be comprised primarily of both domestic and international large cap equities and fixed income securities, principally consisting of bonds, corporate debt securities, and government securities. Th is sleeve and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.
A portfolio manager will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by a portfolio manager to sell other portfolio securities will be based upon institutional research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund's performance due to higher transaction costs and taxes.  Portfolio turnover will not be a limiting factor in making investment decisions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund will be subject to the following principal risks:

Closed-End Fund Risk.  Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment.  Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price.  If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified.  The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return.  Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund's actual interest income and capital gains.  Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund's net asset value and its earnings capacity.  Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds.  Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.
Commodities Risk.  The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Cybersecurity Risk. As part of its business, the Advisor processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
ETFs Risk.  The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale.
Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Advisor to be of comparable quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became a registered investment advisor with the U.S. Securities and Exchange Commission (the "SEC") in 2015. The Advisor does not have previous experience managing an investment company registered under the 1940 Act. The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT's manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/860.htm for the Institutional Class Shares, by visiting http://www.ncfunds.com/fundpages/861.htm for the Class C Shares, and by visiting http://www.ncfunds/fundpages/880.htm for Class A Shares.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 6.39% (quarter ended March 31, 2017) and the Fund's lowest quarterly return was -5.25% (quarter ended September 30, 2015 ). The Fund's year-to-date return as of December 31, 2017 (the end of the most recent calendar quarter) was 17.18%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Cavalier Investments, LLC, the investment advisor to the Fund (the "Advisor"), has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, acquired fund fees and expenses, and payments under the Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for each of the share classes. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2019, and may be terminated by the Board of Trustees of the Fund (the "Board" or the "Trustees"). prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
[4]	The Institutional Class Shares began operating on September 20, 2012. The Class C Shares began operating on September 26, 2012. The Class A Shares have not yet commenced operations. The performance of the Fund is attributable to its previous investment adviser until July 31, 2015.
[5]	In prior prospectuses, the Fund compared its performance against the S&P Global Broad Market Index. The Advisor believes the S&P 500 Total Return Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P Global Broad Market Index and, therefore, the S&P 500 Total Return Index will replace the S&P Global Broad Market Index in future comparisons.
[6]	The Class A Shares have not yet commenced operations, and therefore will not have performance data to present for one calendar year.